Cover	Nov. 26, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 26, 2025
Entity File Number	001-42769
Entity Registrant Name	AParadise Acquisition Corp.
Entity Central Index Key	0001956439
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	The Sun’s Group Center
Entity Address, Address Line Two	29th Floor
Entity Address, Address Line Three	200 Gloucester Road
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK
Entity Address, Postal Zip Code	n/a
City Area Code	852
Local Phone Number	9583 3199
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, with no par value, and one right to receive one-eighth of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, with no par value, and one right to receive one-eighth of one Class A ordinary share
Trading Symbol	APADU
Security Exchange Name	NASDAQ
Class A ordinary shares, with no par value
Title of 12(b) Security	Class A ordinary shares, with no par value
Trading Symbol	APAD
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	APADR
Security Exchange Name	NASDAQ